Stockholders' Equity and Stock-Based Compensation - Summary of Grant-Date Fair Values of Restricted Stock Granted and Related Assumptions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant-date fair value, restricted shares			$ 1.09
Risk-free interest rates, restricted shares		0.72%	1.74%
Risk-free interest rates, restricted shares, Minimum	0.71%
Risk-free interest rates, restricted shares, Maximum	1.41%
Estimated volatility, restricted shares	50.00%	60.00%	60.00%
Expected life (in years), restricted shares	5 years	5 years	5 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant-date fair value, restricted shares	0.11	$ 0.18
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant-date fair value, restricted shares	0.92	$ 1.88